Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Change in Accumulated Other Comprehensive Income by Category

($ millions)	Opening Balance	Net Change	Ending Balance
2021
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	377	(104)	273
Hedges of net investments in foreign operations	(299)	23	(276)
Income tax expense	(6)	(2)	(8)
	72	(83)	(11)
Other
Cash flow hedges (Note 25)	(4)	(1)	(5)
Unrealized employee future benefits (losses) gains (Note 23)	(49)	13	(36)
Income tax recovery (expense)	15	(3)	12
	(38)	9	(29)
Accumulated other comprehensive income	34	(74)	(40)

2020
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	713	(336)	377
Hedges of net investments in foreign operations	(359)	60	(299)
Income tax expense	(3)	(3)	(6)
	351	(279)	72
Other
Cash flow hedges (Note 25)	17	(21)	(4)
Unrealized employee future benefits losses (Note 23)	(38)	(11)	(49)
Income tax recovery	6	9	15
	(15)	(23)	(38)
Accumulated other comprehensive income	336	(302)	34